Other Compensation and Benefits - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation	$ 1,100,000	$ 5,800,000	$ 5,500,000
Deferred compensation arrangement, award granted, amount	0	0
Deferred compensation, forfeited amount	0	0	900,000
Costs incurred for employee benefit plans	$ 5,000,000.0	4,500,000	4,400,000
Termination cost		$ 6,000,000
Deferred Profit Sharing | Perella Weinberg Partners UK LLP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation			3,400,000
Various dates between January 1, 2022 and January 1, 2023 or earlier | Certain U.S. Partners
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation			$ 8,800,000